Vanguard® Short-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (99.0%)
	United States Treasury Note/Bond	4.125%	6/15/26	220,052	219,975
	United States Treasury Note/Bond	0.875%	6/30/26	294,026	283,942
	United States Treasury Note/Bond	1.875%	6/30/26	129,258	126,173
	United States Treasury Note/Bond	4.625%	6/30/26	410,297	412,300
	United States Treasury Note/Bond	4.500%	7/15/26	246,641	247,662
	United States Treasury Note/Bond	0.625%	7/31/26	384,194	369,081
	United States Treasury Note/Bond	1.875%	7/31/26	172,362	168,033
	United States Treasury Note/Bond	4.375%	7/31/26	379,852	380,935
	United States Treasury Note/Bond	1.500%	8/15/26	344,821	334,436
	United States Treasury Note/Bond	4.375%	8/15/26	275,090	275,993
	United States Treasury Note/Bond	6.750%	8/15/26	768	790
	United States Treasury Note/Bond	0.750%	8/31/26	379,422	364,171
	United States Treasury Note/Bond	1.375%	8/31/26	143,798	139,130
	United States Treasury Note/Bond	3.750%	8/31/26	411,395	409,740
	United States Treasury Note/Bond	4.625%	9/15/26	297,889	299,949
	United States Treasury Note/Bond	0.875%	9/30/26	346,829	332,712
	United States Treasury Note/Bond	1.625%	9/30/26	49,501	47,966
	United States Treasury Note/Bond	3.500%	9/30/26	409,499	406,652
	United States Treasury Note/Bond	4.625%	10/15/26	227,913	229,658
	United States Treasury Note/Bond	1.125%	10/31/26	391,945	376,390
	United States Treasury Note/Bond	1.625%	10/31/26	145,227	140,496
	United States Treasury Note/Bond	4.125%	10/31/26	373,006	373,458
	United States Treasury Note/Bond	2.000%	11/15/26	300,101	291,567
	United States Treasury Note/Bond	4.625%	11/15/26	328,138	330,830
	United States Treasury Note/Bond	6.500%	11/15/26	1,003	1,040
	United States Treasury Note/Bond	1.250%	11/30/26	343,255	329,605
	United States Treasury Note/Bond	1.625%	11/30/26	165,711	160,034
	United States Treasury Note/Bond	4.250%	11/30/26	319,277	320,374
	United States Treasury Note/Bond	4.375%	12/15/26	341,037	342,849
	United States Treasury Note/Bond	1.250%	12/31/26	380,056	364,245
	United States Treasury Note/Bond	1.750%	12/31/26	126,169	121,852
	United States Treasury Note/Bond	4.250%	12/31/26	320,441	321,668
	United States Treasury Note/Bond	4.000%	1/15/27	331,694	331,733
	United States Treasury Note/Bond	1.500%	1/31/27	460,865	442,628
	United States Treasury Note/Bond	4.125%	1/31/27	296,686	297,393
	United States Treasury Note/Bond	2.250%	2/15/27	300,242	291,821
	United States Treasury Note/Bond	4.125%	2/15/27	335,212	336,024
	United States Treasury Note/Bond	6.625%	2/15/27	1,020	1,065
	United States Treasury Note/Bond	1.125%	2/28/27	96,328	91,760
	United States Treasury Note/Bond	1.875%	2/28/27	349,099	336,935
	United States Treasury Note/Bond	4.125%	2/28/27	251,309	252,026
	United States Treasury Note/Bond	4.250%	3/15/27	342,593	344,346
	United States Treasury Note/Bond	0.625%	3/31/27	125,648	118,394
	United States Treasury Note/Bond	2.500%	3/31/27	305,016	297,343
	United States Treasury Note/Bond	3.875%	3/31/27	291,272	290,965
	United States Treasury Note/Bond	4.500%	4/15/27	376,931	380,730
	United States Treasury Note/Bond	0.500%	4/30/27	212,256	199,007
	United States Treasury Note/Bond	2.750%	4/30/27	320,007	313,132
	United States Treasury Note/Bond	3.750%	4/30/27	331,113	330,117
	United States Treasury Note/Bond	2.375%	5/15/27	347,258	337,234
	United States Treasury Note/Bond	4.500%	5/15/27	374,594	378,618
	United States Treasury Note/Bond	0.500%	5/31/27	213,897	199,977
	United States Treasury Note/Bond	2.625%	5/31/27	315,505	307,728
[1]	United States Treasury Note/Bond	3.875%	5/31/27	220,125	220,048
	United States Treasury Note/Bond	4.625%	6/15/27	375,435	380,685
	United States Treasury Note/Bond	0.500%	6/30/27	244,639	228,145
	United States Treasury Note/Bond	3.250%	6/30/27	286,473	282,858
	United States Treasury Note/Bond	4.375%	7/15/27	374,599	378,140
	United States Treasury Note/Bond	0.375%	7/31/27	279,143	258,894
	United States Treasury Note/Bond	2.750%	7/31/27	296,494	289,510
	United States Treasury Note/Bond	2.250%	8/15/27	280,715	271,022
	United States Treasury Note/Bond	3.750%	8/15/27	374,017	372,863

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	6.375%	8/15/27	35	37
	United States Treasury Note/Bond	0.500%	8/31/27	240,296	222,912
	United States Treasury Note/Bond	3.125%	8/31/27	281,249	276,668
	United States Treasury Note/Bond	3.375%	9/15/27	357,533	353,650
	United States Treasury Note/Bond	0.375%	9/30/27	289,154	266,812
	United States Treasury Note/Bond	4.125%	9/30/27	261,595	263,036
	United States Treasury Note/Bond	3.875%	10/15/27	364,962	364,848
	United States Treasury Note/Bond	0.500%	10/31/27	293,526	270,789
	United States Treasury Note/Bond	4.125%	10/31/27	262,894	264,321
	United States Treasury Note/Bond	2.250%	11/15/27	277,715	267,170
	United States Treasury Note/Bond	4.125%	11/15/27	368,918	370,950
	United States Treasury Note/Bond	6.125%	11/15/27	1,090	1,144
	United States Treasury Note/Bond	0.625%	11/30/27	312,321	288,384
	United States Treasury Note/Bond	3.875%	11/30/27	266,607	266,576
	United States Treasury Note/Bond	4.000%	12/15/27	361,054	362,225
	United States Treasury Note/Bond	0.625%	12/31/27	324,305	298,576
	United States Treasury Note/Bond	3.875%	12/31/27	266,742	266,784
	United States Treasury Note/Bond	4.250%	1/15/28	333,891	336,969
	United States Treasury Note/Bond	0.750%	1/31/28	333,416	307,199
	United States Treasury Note/Bond	3.500%	1/31/28	276,722	274,149
	United States Treasury Note/Bond	2.750%	2/15/28	365,749	355,191
	United States Treasury Note/Bond	4.250%	2/15/28	358,951	362,428
	United States Treasury Note/Bond	1.125%	2/29/28	342,647	318,300
	United States Treasury Note/Bond	4.000%	2/29/28	262,247	263,107
	United States Treasury Note/Bond	3.875%	3/15/28	350,678	350,883
	United States Treasury Note/Bond	1.250%	3/31/28	311,027	289,364
	United States Treasury Note/Bond	3.625%	3/31/28	260,637	258,998
	United States Treasury Note/Bond	3.750%	4/15/28	347,927	346,867
	United States Treasury Note/Bond	1.250%	4/30/28	372,458	345,833
	United States Treasury Note/Bond	3.500%	4/30/28	257,743	255,155
	United States Treasury Note/Bond	2.875%	5/15/28	355,105	345,312
	United States Treasury Note/Bond	3.750%	5/15/28	330,105	329,164
	United States Treasury Note/Bond	1.250%	5/31/28	350,105	324,339
	United States Treasury Note/Bond	3.625%	5/31/28	230,080	228,498
Total U.S. Government and Agency Obligations (Cost $26,689,451)					26,781,485
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2]	Vanguard Market Liquidity Fund (Cost $102,437)	4.342%		1,024,476	102,437
Total Investments (99.4%) (Cost $26,791,888)					26,883,922
Other Assets and Liabilities—Net (0.6%)					150,362
Net Assets (100%)					27,034,284
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2025.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	26,781,485	—	26,781,485
Temporary Cash Investments	102,437	—	—	102,437
Total	102,437	26,781,485	—	26,883,922